Condensed Consolidated Interim Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total	Subtotal	Share Capital (Note 21)	Share Premium	Cumulative Translation Adjustment	Equity-settled Compensation	Cash flow hedge	Other reserves	Treasury shares	Revaluation surplus	Reserve from the sale of non-controlling interests in subsidiaries	Retained Earnings	Non-Controlling Interest
Balance at beginning of period at Dec. 31, 2023		$ 1,265,648	$ 1,229,128	$ 167,073	$ 743,810	$ (603,861)	$ 18,654	$ (17,124)	$ 150,677	$ (8,062)	$ 317,598	$ 41,574	$ 418,789	$ 36,520
Profit for the period		75,923	75,974										75,974	(51)
Other comprehensive income:
Exchange differences on translating foreign operations		428,407	403,262			224,985					178,277			25,145
Cash flow hedge	[1]	17,124	17,124					17,124
Revaluation surplus	[2]	(264,129)	(242,241)								(242,241)			(21,888)
Transfer of the revaluation surplus derived from the disposals of assets	[2]	0	0								(6,935)		6,935
Other comprehensive income for the period		181,402	178,145			224,985		17,124			(70,899)		6,935	3,257
Total comprehensive income for the period		257,325	254,119			224,985		17,124			(70,899)		82,909	3,206
Employee share options, exercised		99	99		115		(38)			22
Restricted shares and restricted units, value of employee services		3,623	3,623				3,623
Restricted shares and restricted units, vested		2,885	2,885		7,540		(6,111)		1,456
Restricted shares and restricted units, forfeited		0	0						27	(27)
Restricted shares and restricted units, granted		0	0						(906)	906
Purchase of own shares (Note 21)		(58,279)	(58,279)		(49,626)					(8,653)
Dividends to shareholders (Note 21)		(35,000)	(35,000)		(35,000)
Dividends to non-controlling interest		(256)												(256)
Balance at end of period at Sep. 30, 2024		1,436,045	1,396,575	167,073	666,839	(378,876)	16,128	$ 0	151,254	(15,814)	246,699	41,574	501,698	39,470
Balance at beginning of period at Dec. 31, 2024		1,408,101	1,369,150	167,073	659,399	(413,757)	17,264		151,261	(16,989)	245,261	41,574	518,064	38,951
Profit for the period		8,091	7,037										7,037	1,054
Other comprehensive income:
Exchange differences on translating foreign operations		(24,867)	(21,784)			(10,879)					(10,905)			(3,083)
Cash flow hedge		0
Revaluation surplus	[3]	48,437	44,794								44,794			3,643
Other comprehensive income for the period		23,570	23,010			(10,879)					33,889		0	560
Total comprehensive income for the period		31,661	30,047			(10,879)					33,889		7,037	1,614
Reduction of issued share capital of the company (Note 21)		0	0	(9,000)						9,000
Employee share options, exercised		45	45		52		(15)			8
Restricted shares and restricted units, value of employee services		13,595	13,595				13,595
Restricted shares and restricted units, vested		4,362	4,362		20,311		(19,553)		3,604
Restricted shares and restricted units, forfeited		0	0						2	(2)
Restricted shares and restricted units, granted		0	0						(1,630)	1,630
Purchase of own shares (Note 21)		(10,210)	(10,210)		(8,623)					(1,587)
Dividends to shareholders (Note 21)		(35,000)	(35,000)		(35,000)
Contribution from non-controlling interest		24,004												24,004
Balance at end of period at Sep. 30, 2025		$ 1,436,558	$ 1,371,989	$ 158,073	$ 636,139	$ (424,636)	$ 11,291		$ 153,237	$ (7,940)	$ 279,150	$ 41,574	$ 525,101	$ 64,569

[1]	Net of (7,973) of Income tax.
[2]	Net of 144,594 of Income tax.
[3]	Net of (26,127) of Income tax.